Goodwill - Additional Information (Detail) € in Millions, R$ in Millions		12 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€)
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Decrease in goodwill		€ 2,693
Carrying value of goodwill		26,769		€ 29,462
Impairment loss on goodwill	€ 2,000	2,590
CGU [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Carrying value of goodwill | R$			R$ 3,854
Core domestic CGU [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Impairment loss on goodwill		2,450
Additional Impairment loss on goodwill		450
Core domestic CGU [member] | Technological infrastructure [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Impairment loss on goodwill		2,450
International wholesale CGU [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Impairment loss on goodwill		140
International wholesale CGU [member] | Technological infrastructure [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Impairment loss on goodwill		140
Brazil CGU [member] | Technological infrastructure [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Impairment loss on goodwill		€ 1,200
Sensitivity analyzes percentage		(25.00%)